Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2017
Accrued expenses and prepaid revenues.
Schedule of accrued expenses and prepaid revenues
	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Interest expenses accrued	2,023	2,000
Other accrued expenses and prepaid revenues	40	36

Total	2,063	2,036